Collaboration Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Collaboration Agreement

5. Collaboration Agreement

In December 2005, the Company entered into a collaborative research and license agreement with AstraZeneca AB, or AstraZeneca, that was initially focused in cognitive disorders. In October 2014, AstraZeneca terminated the agreement in its entirety, effective January 2015. When termination of the agreement became effective, all remaining rights and licenses to compounds granted by the Company under the agreement to AstraZeneca were terminated and reverted to the Company, including the rights and license relating to the Company’s product candidate TC-6683 (also known as AZD1446).

AstraZeneca paid the Company an initial fee of $10,000,000 under the agreement in February 2006. The initial fee included $5,000,000 for grants of licenses to develop and commercialize the Company’s product candidate TC-1734 (formerly known also as AZD3480), which the Company recognized on a straight-line basis over the estimated development period for TC-1734. In September 2010, the Company and AstraZeneca amended the agreement to enable the Company to conduct a clinical trial of TC-1734 in mild to moderate Alzheimer’s disease and to provide for respective roles and responsibilities and associated financial terms for such a study. Under the 2010 amendment, the Company received from AstraZeneca cumulative payments of $6,000,000 during 2010 and 2011. At that time, the Company began recognizing the portion of the $5,000,000 received for grants of licenses not yet recognized and the payments received under the 2010 amendment into revenue on a straight-line basis over the period of the Company’s substantive performance obligations under the agreement as amended.

In March 2013, the Company and AstraZeneca amended the agreement to permit AstraZeneca to pursue development and commercialization of compounds it had licensed from the Company in any therapeutic area. Also in March 2013, AstraZeneca exercised its right to terminate TC-1734 from the collaboration. Under the agreement, AstraZeneca paid the Company an aggregate of $88,120,000, including the initial fee and payments upon the achievement of milestone events, to maintain option rights and for research services rendered in the completed preclinical research collaboration. This entire amount had been fully recognized into revenue in previous periods.

12. Strategic Alliance and Collaboration Agreements

AstraZeneca AB

In December 2005, the Company entered into a collaborative research and license agreement with AstraZeneca AB, or AstraZeneca, that was initially focused in cognitive disorders. In October 2014, AstraZeneca terminated the agreement in its entirety, effective January 2015. When termination of the agreement became effective, all remaining rights and licenses to compounds granted by the Company under the agreement to AstraZeneca were terminated and reverted to the Company, including the rights and license relating to the Company’s product candidate TC-6683 (also known as AZD1446).

AstraZeneca paid the Company an initial fee of $10,000,000 under the agreement in February 2006. The initial fee included $5,000,000 for grants of licenses to develop and commercialize the Company’s product candidate TC-1734 (formerly known also as AZD3480), which the Company recognized on a straight-line basis over the estimated development period for TC-1734. In September 2010, the Company and AstraZeneca amended the agreement to enable the Company to conduct a clinical trial of TC-1734 in mild to moderate Alzheimer’s disease and to provide for respective roles and responsibilities and associated financial terms for such a study. Under the 2010 amendment, the Company received from AstraZeneca cumulative payments of $6,000,000 during 2010 and 2011. At that time, the Company began recognizing the portion of the $5,000,000 received for grants of licenses not yet recognized and the payments received under the 2010 amendment into revenue on a straight-line basis over the period of the Company’s substantive performance obligations under the agreement as amended.

In March 2013, the Company and AstraZeneca amended the agreement to permit AstraZeneca to pursue development and commercialization of compounds it had licensed from the Company in any therapeutic area. Also in March 2013, AstraZeneca exercised its right to terminate TC-1734 from the collaboration. As a result, the Company recognized into revenue during the first quarter of 2013 all of the initial fee and payments received under the 2010 amendment that had not yet been recognized as of the date of AstraZeneca’s action, totaling $3,142,000. The Company recognized an aggregate of $3,536,000 and $2,946,000 of the initial fee and the payments received under the 2010 amendment into revenue during the years ended December 31, 2013 and 2012, respectively.

Under the agreement, AstraZeneca paid the Company an aggregate of $88,120,000, including the initial fee and payments upon the achievement of milestone events, to maintain option rights and for research services rendered in the completed preclinical research collaboration. This entire amount had been fully recognized into revenue in previous periods.

Prior Collaboration Agreement

In December 2009, the Company entered into a collaboration and license agreement with AstraZeneca AB for the global development and commercialization of TC-5214 as a treatment for major depressive disorder. Under the agreement, AstraZeneca made an upfront payment to the Company of $200,000,000. The Company recorded the upfront payment made by AstraZeneca as deferred revenue and began recognizing the payment as revenue on a straight-line basis over the estimated period of the Company’s substantive performance obligations under the agreement, or approximately 33 months after the agreement date. The Company recognized $54,473,000 of the upfront payment as revenue for the year ended December 31, 2012.

Under the agreement, AstraZeneca was responsible for 80% and the Company was responsible for 20% of the costs of the global development program for TC-5214 in major depressive disorder, except that AstraZeneca was responsible for 100% of development costs that were required only for countries outside the United States and the European Union. In addition, for each of the Company and AstraZeneca, costs that were not contemplated at execution to be part of the program were in some cases excluded from the cost-sharing arrangement.

The Company’s portion of the costs of the TC-5214 development program was $2,175,000 for the year ended December 31, 2012. AstraZeneca’s allocable portion of the program costs paid by the Company was $127,000 for the year ended December 31, 2012. AstraZeneca’s allocable portion of the program costs paid by the Company is reflected in the Company’s financial statements as a reduction to research and development expense.

In the first quarter of 2012, the Company and AstraZeneca announced that, based on the totality of the results of the Phase 3 development program for TC-5214, a regulatory submission for TC-5214 as an adjunct therapy for major depressive disorder would not be pursued. Also in the first quarter of 2012, the Company reported that the Company and AstraZeneca determined to discontinue a Phase 2b clinical trial of TC-5214 as a “switch” monotherapy. These determinations resulted in a change in the estimated period of the Company’s substantive performance obligations under the agreement, and the Company revised the revenue recognition period for the upfront payment accordingly. As a result, the entire upfront payment was recognized into revenue by June 30, 2012. In April 2012, the Company received notice of termination of the agreement from AstraZeneca. By the terms of the agreement, the termination became effective in May 2012.